Note 13: Loans Payable: Asc Disclosure (Policies)	12 Months Ended
May 31, 2013
Policies
Asc Disclosure

ASC DISCLOSURE

In accordance with ASC 470-20 Debt with Conversion and Other Options, the Company recorded total debt discounts of $379,486, and $-0- for the variable conversion feature of the convertible debts incurred during the fiscal year ended May 31, 2013 and year ended May 31, 2012, respectively. The discount will be amortized to debt discount over the term of the debentures using the effective interest method. The Company recorded $116,950 and $-0- of debt discount expense pursuant to the amortization of the convertible promissory note discounts during the fiscal year ended May 31, 2013 and May 31, 2012, respectively. The Company recorded $33,564 and $-0- of accrued interest payable for convertible promissory notes the during the fiscal year ended May 31, 2013 and May 31, 2012, respectively.

In accordance with ASC 815-15, the Company determined that the variable conversion feature and shares to be issued are not embedded derivative features, and these are included in Loan Payable on the balance sheet.